Investment Strategy	Feb. 28, 2025
IDX DYNAMIC INNOVATION ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund utilizes a “fund of funds” structure to invest in theme-based equity exchange traded funds (“ETFs” or “underlying funds”). The Fund generally intends to be fully invested in equity ETFs. The Fund focuses its research primarily on identifying emerging, innovative and disruptive themes that have a large market demand or “addressable market.” The Fund rotates among themes with large addressable markets which may range from nascent technologies to those on the cusp of widespread adoption and buys securities of ETFs investing in those themes.

The Fund considers emerging, innovative and disruptive themes to be those technologies that represent a pioneering advancement or novel method, process or product that has the potential to materially improve a large addressable market demand which is generally considered to be at least 100 million people. Emerging technologies are, by definition, early-stage and therefore have the potential for large growth in market price for companies that develop the technologies. While there is no guarantee that the ETFs selected by the Adviser will represent themes that ultimately demonstrate large growth potential, the objective is to identify a universe of eligible ETFs that could reasonably represent a theme whose ultimate impact could result in a material growth investment opportunity.

Within the eligible universe of ETFs, the Adviser uses a rules-based, quantitative process to rotate among themes by measuring the momentum and volatility of each ETF in order to select those for investment by the Fund, and to determine the appropriate allocation to each ETF. The ETFs with the strongest momentum are selected and then weighted in inverse proportion to their historical volatility.

As seen from past disruptive technologies, the broader market often does not initially price a theme appropriately, or even for several years, as the market’s response to the theme is often underestimated because the technology used is new or developing and is underappreciated in the market based on the Adviser’s research. Disruptors must continually reinvest in their future and expand their reach as they grow and these moves are hard for markets to accurately price, resulting in the potential for appreciation.

The Fund seeks to identify an eligible universe of approximately 10-20 theme-based ETFs to implement its strategic asset allocation and sector views by evaluating and weighing such factors as the respective ETF’s:

●	underlying index and portfolio holdings,

●	portfolio volatility,

●	portfolio weighting methodologies,

●	geography, sector and theme exposures,

●	liquidity profiles, and

●	tracking error.

The Fund’s -Adviser generally selects three to five ETFs weekly from its investment universe, but may select more. This universe would generally include 10-20 ETFs that provide exposure to “Innovation” themes such as: “Artificial Intelligence”, “Blockchain”, or “Robotics” as well as “Defensive” ETFs such as “Value” or “Low Volatility”. The eligible universe is evaluated for size and liquidity as well as thematic suitability.

Each week the ETFs within the universe are evaluated according to their momentum over recent periods as well as their volatility. The 3-5 ETFs with the strongest momentum score are selected and then weighted inversely to their volatility, that is ETFs with a lower volatility as determined by the Adviser will receive a higher allocation. The weighting is designed to ensure the more volatile ETFs get a lower weight while less volatile ETFs get a relatively higher weight. The Adviser will generally adjust the Fund’s asset class allocations weekly in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The Adviser may also allow the relative weighting of the Fund’s ETFs to vary in response to market conditions and may from time to time make tactical increases or decreases to the portfolio’s investment allocations in particular ETFs based on a broad range of market and economic trends and quantitative factors.

While the Adviser manages the Fund by seeking investments in equity ETFs with emerging, innovative and disruptive themes, the Adviser will also seek to manage the Fund’s volatility within these themes by giving more weight to those ETFs that have demonstrated lower volatility in the past. In this way, the Fund’s portfolio construction process is designed to manage volatility. In the selection of ETFs, since the universe of eligible ETFs comprise both “Innovation” and “Defensive” themes, when conditions are not favorable for investment in “Innovation” themed ETFs, the Adviser may select from among more defensive ETFs (such as “Value” or “Low Volatility”). Once selected, the ETFs are weighted according to their volatility. ETFs that have demonstrated lower volatility will get a higher allocation. This rebalancing process is then updated at least every week (but could be more or less frequent as determined by the Adviser). This is a high turnover strategy and average annual turnover is expected to be approximately 300% per year. The strategy is intended to result in lower volatility of the Fund’s portfolio’s net asset value under negative market conditions. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. From time to time, the Fund may use a covered call or covered put option strategy in an attempt to dampen volatility and generate additional returns, although this is not expected to be a primary source of risk management.

While the Fund will not invest more than 50% of its total assets in any one underlying ETF, the Fund may have significant exposure to one or more asset classes depending on market conditions. The Fund reserves the right to change the Fund’s allocation among the ETFs, and to invest in other funds not currently among the underlying ETFs, from time to time without notice to investors.

The Fund expects to typically rebalance its portfolio at least weekly but may do so at more or less frequent intervals if it deems appropriate. Given the longer-term nature of thematic development, an automatic weekly rebalancing policy could be counterproductive to the Fund’s objective to seek capital appreciation. Accordingly, the Adviser may rebalance the Fund’s portfolio on other than a weekly basis depending on the Adviser’s assessment of thematic developments, in pursuit of the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	While the Fund will not invest more than 50% of its total assets in any one underlying ETF, the Fund may have significant exposure to one or more asset classes depending on market conditions.
IDX DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that is a “fund of funds,” meaning that it normally invests at least 80% of its net assets, including any borrowings for investment purposes, in other ETFs (“Underlying Funds”) that invest in various sectors of the debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign bonds (including emerging markets), foreign sovereign bonds, convertible securities, Treasury Inflation Protected Securities (TIPS), bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund has broad flexibility to allocate its assets across the different types of securities and sectors of the fixed income markets. The Fund’s allocation to these asset classes may vary at the Adviser’s discretion.

The Fund’s strategy is designed to provide investors with exposure to multiple sectors of the fixed income market over full market cycles by investing dynamically. The Adviser uses a quantitative approach to evaluate ETFs and identify an eligible universe of approximately 10-20 fixed income ETFs by evaluating liquidity, exposure and bid/ask spreads seeking to find enhanced risk-adjusted returns and potential outperformance compared to passive fixed income investments. The universe of ETFs is intended to provide efficient exposure across U.S. Treasuries as well as the high yield spectrum (including Bank Loan ETFs). The eligible universe also includes 1x inverse U.S. Treasury ETFs. The Adviser does not expect this universe to change significantly over time. The Fund’s Adviser further evaluates the ETFs and selects three to five ETFs from the universe of 10-20 ETFs for inclusion in the Fund’s portfolio on the basis of momentum. The Adviser then further weighs the selected underlying ETFs according to their volatility to seek a balanced risk profile for the Fund. The Adviser generally performs this investment selection process on a weekly basis (but may be more or less frequent depending on market conditions). Momentum refers to a measure of an asset’s price action over a certain period (also known as “trend”). The advisor uses various measures of momentum to determine which assets are to be held over any given period.

These dynamic allocations across fixed income sectors are made with the goal of gaining exposure to particular segments of the fixed income markets that the Adviser believes are showing favorable performance while either capitalizing on positive opportunities or avoiding market declines.

The Fund may also invest in various types of derivatives, including exchange listed and over the counter (“OTC”) futures, options, total return swaps, and forwards. The Fund may also invest in repurchase agreements. The Fund will seek to use ETFs primarily however there may be periods, particularly when allocated to parts of the U.S. Treasury market, in which direct exposure to underlying futures contracts is more cost efficient. The Fund or the Underlying Funds may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange traded fund (“ETF”) that is a “fund of funds,” meaning that it normally invests at least 80% of its net assets, including any borrowings for investment purposes, in other ETFs (“Underlying Funds”) that invest in various sectors of the debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign bonds (including emerging markets), foreign sovereign bonds, convertible securities, Treasury Inflation Protected Securities (TIPS), bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments.